UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23264

 NAME OF REGISTRANT:                     Altaba Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 140 East 45th Street, 15th
                                         Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Arthur Chong, Esq.
                                         General Counsel and Secretary
                                         140 East 45th Street, 15th
                                         Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          646-679-2000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               06/16/2017 - 06/30/2017


Altaba, Inc.
--------------------------------------------------------------------------------------------------------------------------
YAHOO JAPAN CORPORATION
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   Security cODE:  4689
    Meeting Type:  Annual
    Meeting Date:  20-Jun-2017
            ISIN:  JP3933800009
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: MANABU MIYASAKA                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: MASAYOSHI SON                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: KEN MIYAUCHI                        Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JONATHAN BULLOCK                    Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: ARTHUR CHONG                        Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: ALEXI A. WELLMAN                    Mgmt          For                            For

2A.    ELECTION OF DIRECTOR SERVING ON AUDIT AND                 Mgmt          For                            For
       SUPERVISORY COMMITTEE: SHINGO YOSHII

2B.    ELECTION OF DIRECTOR SERVING ON AUDIT AND                 Mgmt          For                            For
       SUPERVISORY COMMITTEE: HIROMI ONITSUKA-BAUR

2C.    ELECTION OF DIRECTOR SERVING ON AUDIT AND                 Mgmt          For                            For
       SUPERVISORY COMMITTEE: KAZUHIKO FUJIHARA

3A.    ELECTION OF SUBSTITUTE DIRECTOR SERVING ON                Mgmt          For                            For
       AUDIT AND SUPERVISORY COMMITTEE: KYOKO UEMURA

3B.    ELECTION OF SUBSTITUTE DIRECTOR SERVING ON                Mgmt          For                            For
       AUDIT AND SUPERVISORY COMMITTEE: KAZUKO KIMIWADA

4.     DETERMINATION OF COMPENSATION FOR GRANTING                Mgmt          For                            For
       RESTRICTED STOCKS TO DIRECTORS





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Altaba Inc.
By (Signature)       /s/ Thomas J. McInerney
Name                 Thomas J. McInerney
Title                Chief Executive Officer
Date                 08/25/2017